Advances from Shareholders (Details Narrative) (OWP Ventures, Inc.) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Interest expense	$ 1,761	$ 12,457
OWP Ventures, Inc. [Member]
Interest expense			$ 10,738